Regulatory Capital and Dividends - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Statutory Accounting Practices [Line Items]
Statutory net income		$ 74,000	$ 226,000
Statutory capital and surplus	$ 719,000	555,000	$ 719,000
Dividends to shareholder	$ 33,200	$ 187,000